CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2022	$ 141,891	$ 98,138	$ 10,901	$ 148	$ 18,006	$ 2,959	$ 9,522	$ (2,826)	$ 898	$ 39,608	$ 4,145
Changes in period:
Net income attributable to shareholders	201				201					201
Non-controlling interests	1,735	1,735
Net income (loss)	1,936
Other comprehensive income (loss)	752						(10)	380	382	752
Other comprehensive income (loss)	1,315	1,315
Other comprehensive income	2,067
Comprehensive income, attributable to owners of parent	953						(10)	380	382	953
Comprehensive income, attributable to non-controlling interests	3,050	3,050
Comprehensive income	4,003
Shareholder distributions
Common equity	(220)				(220)					(220)
Preferred equity	(82)				(82)					(82)
Non-controlling interests	(5,773)	(5,773)
Other items
Issue of equity	14,871	15,214	(44)	(5)	(252)					(301)	(42)
Share-based compensation	5	0		12	(7)					5
Ownership changes	888	353			0	850	(595)	(25)	305	535
Total change in period	(13,692)	(12,844)	44	(7)	360	(850)	605	(355)	(687)	(890)	42
Ending balance at Jun. 30, 2023	155,583	110,982	10,857	155	17,646	3,809	8,917	(2,471)	1,585	40,498	4,103
Beginning balance (Previously stated) at Mar. 31, 2023	146,914	102,851	10,849	154	17,747	3,124	9,493	(2,717)	1,310	39,960
Changes in period:
Net income attributable to shareholders	81				81					81
Non-controlling interests	1,431	1,431
Net income (loss)	1,512
Other comprehensive income (loss)	557						(10)	253	314	557
Other comprehensive income (loss)	1,471	1,471
Other comprehensive income	2,028
Comprehensive income, attributable to owners of parent	638						(10)	253	314	638
Comprehensive income, attributable to non-controlling interests	2,902	2,902
Comprehensive income	3,540
Shareholder distributions
Common equity	(110)				(110)					(110)
Preferred equity	(41)				(41)					(41)
Non-controlling interests	(2,777)	(2,777)
Other items
Issue of equity	7,711	7,736	8	(5)	(28)					(25)	0
Share-based compensation	3	0		6	(3)					3
Ownership changes	343	270				685	(566)	(7)	(39)	73
Total change in period	(8,669)	(8,131)	(8)	(1)		(685)	(576)	(246)	(275)	(538)	0
Ending balance at Jun. 30, 2023	155,583	110,982	10,857	155	17,646	3,809	8,917	(2,471)	1,585	40,498	4,103
Beginning balance (Previously stated) at Dec. 31, 2023	168,242	122,465					8,958	(2,477)	1,686	41,674	4,103
Beginning balance at Dec. 31, 2023	168,242	122,465	10,879	112	18,006	4,510				41,674	4,103
Changes in period:
Net income attributable to shareholders	145				145					145
Non-controlling interests	89	89
Net income (loss)	234
Other comprehensive income (loss)	(68)						(23)	(471)	426	(68)
Other comprehensive income (loss)	(1,560)	(1,560)
Other comprehensive income	(1,628)
Comprehensive income, attributable to owners of parent	77						(23)	(471)	426	77
Comprehensive income, attributable to non-controlling interests	(1,471)	(1,471)
Comprehensive income	(1,394)
Shareholder distributions
Common equity	(248)				(248)					248
Preferred equity	(84)				(84)					84
Non-controlling interests	(3,757)
Other items
Issue of equity	4,444	5,159	(48)	(20)	(647)					(715)	0
Share-based compensation	(24)	0		17	(41)					(24)
Ownership changes	385	(167)			0	526	18	(2)	10	552
Total change in period	678	236	48	3	875	(526)	5	473	(436)	442	0
Ending balance at Jun. 30, 2024	167,564	122,229	10,831	109	17,131	5,036	8,953	(2,950)	2,122	41,232	4,103
Beginning balance (Previously stated) at Mar. 31, 2024	169,030	124,450	10,833	111	17,508	4,356	8,978	(2,732)	1,423	40,477	4,103
Changes in period:
Net income attributable to shareholders	43				43					43
Non-controlling interests	(328)	(328)
Net income (loss)	(285)
Other comprehensive income (loss)	463						(19)	(217)	699	463
Other comprehensive income (loss)	(969)	(969)
Other comprehensive income	(506)
Comprehensive income, attributable to owners of parent	506						(19)	(217)	699	506
Comprehensive income, attributable to non-controlling interests	(1,297)	(1,297)
Comprehensive income	(791)
Shareholder distributions
Common equity	(124)				(124)					(124)
Preferred equity	(42)				(42)					(42)
Non-controlling interests	(1,997)	(1,997)
Other items
Issue of equity	1,275	1,519	(2)	(11)	(231)					(244)	0
Share-based compensation	(14)	0		9	(23)					(14)
Ownership changes	227	(446)			0	680	(6)	(1)	0	673
Total change in period	1,466	2,221	2	2	377	(680)	25	218	(699)	(755)	0
Ending balance at Jun. 30, 2024	$ 167,564	$ 122,229	$ 10,831	$ 109	$ 17,131	$ 5,036	$ 8,953	$ (2,950)	$ 2,122	$ 41,232	$ 4,103